SHAREHOLDERS' DEFICIT - Public Warrants (Details) - Public Warrants	12 Months Ended
Dec. 31, 2022 D $ / shares shares
SHAREHOLDERS' DEFICIT
Public Warrants exercisable term	30 days
Public Warrants expiration term	5 years
Class A ordinary shares
SHAREHOLDERS' DEFICIT
Number of shares issuable per warrant | shares	1
Exercise price of warrants	$ 11.50
Threshold issue price per share	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold trading days determining weighted average trading price	20 days
Maximum period after business combination in which to file registration statement	15 days
Period of time within which registration statement is expected to become effective	60 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
SHAREHOLDERS' DEFICIT
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Redemption period	30 days
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants | D	30
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 9.20
SHAREHOLDERS' DEFICIT
Stock price trigger for redemption of public warrants (in dollars per share)	$ 9.20
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	115.00%